GOODWILL - Cash-generating units - Impairment test assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A. | Not later than One Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	8.40%	8.60%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	16.90%	15.10%
Growth in expenses	5.80%	9.40%
Inflation	3.10%	3.00%
Discount interest rate after taxes	9.30%	9.90%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A. | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.80%	6.80%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	7.50%	22.00%
Growth in expenses	5.30%	5.60%
Inflation	3.00%	3.00%
Discount interest rate after taxes	7.50%	8.80%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A. | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.90%	6.90%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	5.60%	5.20%
Growth in expenses	5.30%	5.20%
Inflation	3.00%	3.00%
Discount interest rate after taxes	7.80%	7.50%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A. | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.90%	6.90%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	5.80%	6.90%
Growth in expenses	4.50%	4.90%
Inflation	3.00%	3.00%
Discount interest rate after taxes	7.80%	7.90%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A. | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.90%	6.90%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	11.10%	6.00%
Growth in expenses	4.40%	4.20%
Inflation	3.00%	3.00%
Discount interest rate after taxes	7.80%	7.80%
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	5.90%
Banco de Bogota S.A. over Megabanco | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.80%	11.20%
Borrowing rate	6.20%	5.20%
Growth in income from commissions	11.60%	9.50%
Growth in expenses	15.20%	10.70%
Inflation	3.40%	5.30%
Discount interest rate after taxes	12.40%	13.20%
Growth rate used to extrapolate cash flow projections	5.90%	6.10%
Banco de Bogota S.A. over Megabanco | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.20%	10.70%
Borrowing rate	5.30%	5.70%
Growth in income from commissions	27.30%	13.70%
Growth in expenses	2.40%	5.90%
Inflation	2.90%	3.00%
Discount interest rate after taxes	11.10%	12.10%
Banco de Bogota S.A. over Megabanco | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.00%	10.70%
Borrowing rate	4.90%	5.80%
Growth in income from commissions	6.60%	13.10%
Growth in expenses	6.80%	6.70%
Inflation	2.90%	3.00%
Discount interest rate after taxes	11.20%	10.80%
Banco de Bogota S.A. over Megabanco | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.10%	10.80%
Borrowing rate	4.80%	5.90%
Growth in income from commissions	7.60%	17.70%
Growth in expenses	6.10%	8.00%
Inflation	2.90%	3.00%
Discount interest rate after taxes	11.20%	11.40%
Banco de Bogota S.A. over Megabanco | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.10%	10.80%
Borrowing rate	4.90%	6.00%
Growth in income from commissions	8.00%	5.20%
Growth in expenses	6.40%	7.90%
Inflation	2.90%	3.00%
Discount interest rate after taxes	11.20%	11.30%
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	5.80%
Banco Popular S.A. | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.20%	11.50%
Borrowing rate	6.40%	5.80%
Growth in income from commissions	29.50%	37.40%
Growth in expenses	5.00%	7.40%
Inflation	3.10%	3.50%
Discount interest rate after taxes	12.30%	14.50%
Growth rate used to extrapolate cash flow projections	5.80%	6.10%
Banco Popular S.A. | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.30%	11.30%
Borrowing rate	5.70%	4.80%
Growth in income from commissions	16.00%	30.90%
Growth in expenses	14.50%	13.70%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.40%	12.40%
Banco Popular S.A. | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.10%	11.10%
Borrowing rate	5.20%	4.70%
Growth in income from commissions	17.50%	17.50%
Growth in expenses	6.00%	6.80%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.90%	10.80%
Banco Popular S.A. | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.00%	11.10%
Borrowing rate	5.10%	4.60%
Growth in income from commissions	17.50%	19.20%
Growth in expenses	5.90%	6.50%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.90%	11.40%
Banco Popular S.A. | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.90%	11.20%
Borrowing rate	5.10%	4.50%
Growth in income from commissions	17.50%	18.50%
Growth in expenses	6.20%	6.40%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.90%	11.40%
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	5.80%
Banco de Bogota S.A. | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.80%	10.90%
Borrowing rate	6.20%	5.60%
Growth in income from commissions	11.60%	9.90%
Growth in expenses	15.20%	11.30%
Inflation	3.10%	3.50%
Discount interest rate after taxes	12.30%	14.50%
Growth rate used to extrapolate cash flow projections	5.80%	6.10%
Banco de Bogota S.A. | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.20%	10.40%
Borrowing rate	5.40%	4.70%
Growth in income from commissions	27.30%	13.10%
Growth in expenses	3.30%	7.00%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.40%	12.40%
Banco de Bogota S.A. | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.00%	10.50%
Borrowing rate	5.00%	4.60%
Growth in income from commissions	6.60%	12.50%
Growth in expenses	7.50%	7.90%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.90%	10.80%
Banco de Bogota S.A. | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.10%	10.50%
Borrowing rate	4.90%	4.60%
Growth in income from commissions	7.60%	15.90%
Growth in expenses	6.90%	9.20%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.90%	11.40%
Banco de Bogota S.A. | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.10%	10.50%
Borrowing rate	5.00%	4.40%
Growth in income from commissions	8.00%	6.40%
Growth in expenses	5.80%	7.70%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.90%	11.40%